Submission	Nov. 14, 2025
Submission [Line Items]
Central Index Key	0002002453
Registrant Name	STAK Inc.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A